Borrowings and financial liabilities - Issuance of non-convertible notes to ATLAS (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Aug. 28, 2020	Jun. 19, 2020	Apr. 30, 2020	Apr. 29, 2020
Disclosure of financial liabilities [line items]
Balance at beginning of period	€ 24,321
Proceeds received	8,730	€ 6,920	€ 7,260
Costs incurred in relation to the issuance of convertible notes and non-convertible bonds	(453)	(350)	(305)
Repayment of non-convertible bonds	(3,214)	(2,292)
Balance at end of period	23,037	24,321
Amount of agreement						€ 24,000
Commitment fee withheld from proceeds	375
Other issuance costs	66
Non-convertible bonds to ATLAS
Disclosure of financial liabilities [line items]
Balance at beginning of period	7,417	6,930
Proceeds received		2,420
Costs incurred in relation to the issuance of convertible notes and non-convertible bonds		(50)
Amortized costs	189	328
Repayment of non-convertible bonds	(3,214)	(2,292)
Balance at end of period	4,392	€ 7,417	€ 6,930
Convertible notes to Atlas
Disclosure of financial liabilities [line items]
Proceeds received	8,730
(+/-) Change in the fair value of financial liabilities	4,776
Repayment of non-convertible bonds	(863)
Conversion	(12,643)
ATLAS Tranche 1 Member
Disclosure of financial liabilities [line items]
Principal amount of loan outstanding							€ 3,000
Other issuance costs	16
ATLAS Tranche 2 Member
Disclosure of financial liabilities [line items]
Principal amount of loan outstanding					€ 3,000
Other issuance costs	23
ATLAS Tranche 3 Member
Disclosure of financial liabilities [line items]
Principal amount of loan outstanding				€ 3,000
Other issuance costs	€ 27